TIMOTHY PLAN

Timothy Plan Aggressive Growth Fund

Class A Shares (TAAGX)

Class C Shares (TCAGX)

Timothy Plan International Fund

Class A Shares (TPIAX)

Class C Shares (TPICX)

Timothy Plan Large/Mid Cap Growth Fund

Class A Shares (TLGAX)

Class C Shares (TLGCX)

Timothy Plan Small Cap Value Fund

Class A Shares (TPLNX)

Class C Shares (TSVCX)

Timothy Plan Large/Mid Cap Value Fund

Class A Shares (TLVAX)

Class C Shares (TLVCX)

Timothy Plan Fixed Income Fund

Class A Shares (TFIAX)

Class C Shares (TFICX)

Timothy Plan High Yield Bond Fund

Class A Shares (TPHAX)

Class C Shares (TPHCX)

Timothy Plan Israel Common Values Fund

Class A Shares (TPAIX)

Class C Shares (TPCIX)

Timothy Plan Defensive Strategies Fund

Class A Shares (TPDAX)

Class C Shares (TPDCX)

Timothy Plan Strategic Growth Fund

Class A Shares (TSGAX)

Class C Shares (TSGCX)

Timothy Plan Conservative Growth Fund

Class A Shares (TCGAX)

Class C Shares (TCVCX)

Timothy Plan Emerging Markets Fund

Class A Shares (TPEMX)

Class C Shares (TPECX)

Timothy Plan Growth & Income Fund

Class A Shares (TGIAX)

Class C Shares (TGCIX)

Supplement dated May 28, 2015

to the Prospectus dated January 28, 2015

1.	Under Portfolio Managers on page 11, the first paragraph should be replaced with the following:

Edward Allen III, Senior Partner; Thomas Hunt III, Senior Partner; Steven Russo, Senior Partner; and John Gualy, Partner, of Eagle, have served the Fund since May 1, 2007.

2.	Under Portfolio Managers on page 21, the first paragraph should be replaced with the following:

Lisa Dong, CFA has served the Fund since 2006, William E. Costello, CFA and Matthew R. Lockridge have served the Fund since 2010 and Frederic G. Rowsey, CFA has served the Fund since 2013.

3.	Under Portfolio Managers on page 25, the first paragraph should be replaced with the following:

Mark R. Freeman, CFA has served the Fund since 2005, Lisa Dong, CFA and Scott D. Lawson, CFA have served the Fund since 2008, Matthew R. Lockridge has served the Fund since 2012 and Varun V. Singh, PhD, CFA has served the Fund since 2013.

4.	Under the Average Annual Total Return on page 33, the fourth footnote under the table should be replaced with the following:

(4)         The Fund commenced investment operations on May 7, 2007.

5.	Under Portfolio Manager on page 33, the first paragraph should be replaced with the following:

John Williams, CFA; Mark Luchsinger, CFA; David Hardin; Scott McDonald, CFA; Deborah Petruzzelli, of BHMS, have served the Fund since May 1, 2007. Erik Olson has served the Fund since 2014.

6.	Under Portfolio Managers on page 37, the first paragraph should be replaced with the following:

Edward Allen, Senior Partner; Thomas Hunt, Senior Partner; Steven Russo, Senior Partner; and John Gualy, Partner, of Eagle, have served the Fund since its inception on October 12, 2011.

7.	Under Portfolio Managers on page 47, the first paragraph should be replaced with the following:

Douglas Edman, Director, Investments Group; Christopher Garrett, Chief Executive Officer, Brandes Asia; Louis Lau, Director, Investments Group; Gregory Rippel, Senior Analyst; and Gerardo Zamorano, Director, Investments Group. Each portfolio manager has served the Fund since its inception on December 3, 2012.

8.	Under Portfolio Managers on page 53, the first and second paragraph should be replaced with the following:

The Fund is managed by an investment committee of the Sub-Advisor consisting of the following nine members:

Dr. Frank James, PhD, Barry R. James, CFA, CIC, Ann M. Shaw, CFP, Thomas L. Mangan, CMFC, David W. James, CFA, R. Brian Culpepper, CMFC, Brian Shepardson, CFA, CIC, Trent D. Dysert and Matthew G. Watson, CPA. Trent Dysert and Matthew Watson were promoted to Portfolio Managers on July 1, 2014. The remaining investment committee members have all served as Portfolio Managers since the Fund’s inception on October 1, 2013.

9.	Under The Investment Managers on page 97, the first paragraph should be replaced with the following:

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as Investment Manager to the Aggressive Growth Fund and the Large/Mid Cap Growth Fund. Chartwell Investment Partners, Inc., is a Berwyn, Pennsylvania based investment firm, founded in 1997, focusing on institutional, sub-advisory and private client relationships. In March of 2014, Chartwell became a wholly-owned subsidiary of TriState Capital Holdings, Inc., a registered bank holding company based in Pittsburgh, Pennsylvania.

10.	Under The International Fund on page 97, the four paragraphs following the International Fund should be replaced with the following:

Mr.

Edward Allen, III, PhD., a senior partner, is the chairman of the International Equity Committee, with a primary geographic focus on the Asia and a global sector emphasis on Industrials, Financials and Materials. He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago. Mr. Allen has been with Eagle since 1996.

Mr.

Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee, with a primary geographic focus on Europe and a global sector emphasis on Health Care, Consumer Non-Durables and Technology. Mr. Hunt is a graduate of the University of Texas and the Harvard Business School where he earned his MBA. Mr. Hunt has been with Eagle since 1996.

Mr.

Steven Russo, a senior partner, sits on the International Equity Committee, with a geographic focus on Europe and a global sector focus on Consumer Discretionary. Mr. Russo is a graduate of the University of Texas and a recipient of an MBA from Rice University. Mr. Russo has been with Eagle since 1996.

Mr.

John Gualy is a partner and member of the International Equity Committee. Mr. Gualy’s research responsibilities are the emerging markets, focusing on Telecommunications, Utilities and Energy. He graduated from the University of Texas (Austin) and received an MBA from Rice University. Mr. Gualy has been with Eagle since 1996.

11.	Under The Israel Common Values Fund on pages 97 and 98, the second, third, fourth and sixth paragraphs should be replaced with the following:

Mr. Edward Allen, III, PhD., a senior partner, is the chairman of the International Equity Committee, with a primary geographic focus on Asia and a global sector emphasis on Industrials, Financials and Materials. He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago. Mr. Allen has been with Eagle since 1996.

Mr. Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee, with a primary geographic focus on Europe and a global sector emphasis on Health Care, Consumer Non-Durables and Technology. Mr. Hunt is a graduate of the University of Texas and the Harvard Business School where he earned his MBA. Mr. Hunt has been with Eagle since 1996.

Mr. Steven Russo, a senior partner, sits on the International Equity Committee, with a geographic focus on Europe and a global sector focus on Consumer Discretionary. Mr. Russo is a graduate of the University of Texas and a recipient of an MBA from Rice University. Mr. Russo has been with Eagle since 1996.

Mr. Allen, Mr. Hunt, Mr. Russo and Mr. Gualy all sat on the team responsible for the development of the Eagle security ranking model.

12.	Under Westwood Management Corp. on pages 98, the first paragraph should be replaced with the following:

Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, TX 75201, is responsible for the day-to-day activities of the Large/Mid Cap Value and Small Cap Value Funds’ assets. Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood. Ms. Susan M. Byrne founded Westwood and currently serves as the Chairman of the Board of Directors of Westwood Holdings Group, Inc.

13.	Under The Large/Mid Cap Value Fund on pages 98, the first, second, third, fourth, fifth and sixth paragraphs should be replaced with the following:

The Large/Mid Cap Value Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Value Fund’s portfolio. Team members include Mr. Mark Freeman, Mr. Scott Lawson, Ms. Lisa Dong, Mr. Matthew Lockridge, and Dr. Varun Singh.

Mr. Mark R. Freeman, CFA, has served as Chief Investment Officer and Senior Portfolio Manager for Westwood since February 2012. Prior to this appointment, Mr. Freeman served Westwood as Executive Vice President and Co-Chief Investment Officer from 2010 to February 2012, Senior Vice President and Portfolio Manager from 2006 to 2010, and as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman has served on the portfolio team for the Large/Mid Cap Value Fund since Westwood assumed responsibility for its management in 2005.

Mr. Scott D. Lawson, CFA has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Mr. Lawson has served on the portfolio team for the Large/Mid Cap Value Fund since 2008.

Ms. Lisa Dong, CFA, has served as Senior Vice President and Director of Equity Research for Westwood since May 2014. Prior to this appointment, Ms. Dong served Westwood as Senior Vice President and Senior Research Analyst from 2010 to 2014, as Vice President and Research Analyst from 2005 to 2010, as Assistant Vice President and Research Analyst from 2001 to 2005, and as Assistant Research Analyst from 2000 to 2001. Ms. Dong has served on the portfolio team for the Large/Mid Cap Value Fund since 2008 and on the portfolio team for the Small Cap Value Fund since Westwood assumed responsibility for its management in 2006.

Mr. Matthew R. Lockridge has served as Vice President and Research Analyst since joining Westwood in May 2010. Mr. Lockridge has served on the portfolio team for the Large/Mid Cap Value Fund since December 2012 and on the portfolio team for the Small Cap Value Fund since December 2010.

Dr. Varun V. Singh, PhD, CFA has served as Vice President and Research Analyst since joining Westwood in February 2012. Dr. Singh has served on the portfolio team for the Large/Mid Cap Value Fund since April 2013.

14.	Under The Small Cap Value Fund on page 98, the first, second and third paragraphs should be replaced with the following:

The Small Cap Value Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio. In addition to Ms. Lisa Dong and Mr. Matthew Lockridge listed above, the other team members include Mr. William Costello, and Mr. Frederic Rowsey.

Mr. William E. Costello, CFA, has served as Senior Vice President and Senior Research Analyst since joining Westwood in July 2010. Mr. Costello has served on the portfolio team for the Small Cap Value Fund since December 2010.

Mr. Frederic G. Rowsey, CFA has served as Research Analyst for Westwood since December 2013. Prior to this appointment, Mr. Rowsey served Westwood as a Research Associate from 2010 to 2013. Mr. Rowsey has served on the portfolio team for the Small Cap Value Fund since December 2013.

15.	Under CoreCommodity Management, LLC on page 99, the first paragraph should be replaced with the following:

CoreCommodity Management, LLC, formerly Jefferies Asset Management, LLC (“CORE”), 680 Washington Boulevard, 11th Floor, Stamford, CT 06901, serves as investment advisor to the Commodities sleeve of the Defensive Strategies Fund. Founded in 2003, CORE commenced trading on behalf of the Fund in September 2011.

16.	Under The Defensive Strategies Fund on page 99, the first and second paragraph should be replaced with the following:

Adam De Chiara Co-President of CORE, and is responsible for all investment decisions for the commodities sleeve.

As of December 31, 2014, CORE managed approximately $5 billion in client assets.

17.	Under The Emerging Markets Fund on page 100, the first, second, third, fourth and sixth paragraphs should be replaced with the following:

The Emerging Markets Fund is team managed by an investment committee which is comprised of senior portfolio management professionals of the firm.

Mr. Douglas C. Edman, CFA, MBA, serves as Director, Investments Group, is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Edman performs research in the oil & gas industry. He has been with Brandes since 1995.

Mr. Christopher J. Garrett, CFA, MBA, serves as Chief Executive Officer, Brandes Asia, and is a voting member of the Emerging Markets Investment Committee. Mr. Garrett is a Product Coordinator for the firm’s emerging market portfolios. He has been with Brandes since 2000.

Mr. Louis Y. Lau, CFA, MBA, serves as a Director, Investments Group, is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Lau performs research for the Financial Institutions Research Team. He is also a Product Coordinator for the Emerging Markets Portfolio. He has been with Brandes since 2004.

Gerardo Zamorano, CFA, MBA, serves as a Director, Investments Group, and is a voting member of the Emerging Markets Investment Committee, and is a limited partner in the firm’s parent company. Mr. Zamorano leads the firm’s research efforts in the telecommunications sector. He has been with Brandes since 1999.

18.	Under The Growth & Income Fund on pages 100 and 101, the second, seventh, eighth, ninth, tenth and eleventh paragraphs should be replaced with the following:

The Growth & Income Fund is managed by an investment committee of the Investment Manager, which consists of nine members. The investment committee makes the investment decisions for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio of securities. The members of the investment committee are listed below. Each member of the investment committee has held his or her position with the Investment Manager for at least five years unless otherwise indicated.

David W. James, CFA, joined the Investment Manager in 1981 and is the Director of Research and a portfolio manager. Prior positions include Senior Vice President of Research and Vice President of the Investment Manager. His responsibilities include research projects and statistical analysis. He studied computer science and statistics at Florida State University and Wright State University.

Mr. R. Brian Culpepper, CMFC joined the Investment Manager in 1995, and is a Vice President and portfolio manager. Mr. Culpepper is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005 and is a CMFC.

Mr. Brian Shepardson, CFA, CIC joined the Investment Manager in 1999 and is a First Vice President and portfolio manager. He is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996 and holds a CFA charter.

Trent D. Dysert joined James Investment Research, Inc. in 2006 and was promoted to a portfolio manager in July 2014. Mr. Dysert is involved in market and equity research. He is a graduate of the University of Dayton and earned a Bachelor of Science degree in Finance. Prior to joining James Investment Research, Inc., Mr. Dysert worked at Ameriprise Financial.

Matthew G. Watson, CPA joined James Investment Research, Inc. in 2007 and was promoted to a portfolio manager in July 2014. Mr. Watson supports the accounting, compliance and research functions. In 2007 he graduated Magna Cum Laude from Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Accounting and Finance. Mr. Watson also completed The Master of Accountancy program at Wright State University.

TIMOTHY PLAN

Timothy Plan Aggressive Growth Fund

Class A Shares (TAAGX)

Class C Shares (TCAGX)

Timothy Plan International Fund

Class A Shares (TPIAX)

Class C Shares (TPICX)

Timothy Plan Large/Mid Cap Growth Fund

Class A Shares (TLGAX)

Class C Shares (TLGCX)

Timothy Plan Small Cap Value Fund

Class A Shares (TPLNX)

Class C Shares (TSVCX)

Timothy Plan Large/Mid Cap Value Fund

Class A Shares (TLVAX)

Class C Shares (TLVCX)

Timothy Plan Fixed Income Fund

Class A Shares (TFIAX)

Class C Shares (TFICX)

Timothy Plan High Yield Bond Fund

Class A Shares (TPHAX)

Class C Shares (TPHCX)

Timothy Plan Israel Common Values Fund

Class A Shares (TPAIX)

Class C Shares (TPCIX)

Timothy Plan Defensive Strategies Fund

Class A Shares (TPDAX)

Class C Shares (TPDCX)

Timothy Plan Strategic Growth Fund

Class A Shares (TSGAX)

Class C Shares (TSGCX)

Timothy Plan Conservative Growth Fund

Class A Shares (TCGAX)

Class C Shares (TCVCX)

Timothy Plan Emerging Markets Fund

Class A Shares (TPEMX)

Class C Shares (TPECX)

Timothy Plan Growth & Income Fund

Class A Shares (TGIAX)

Class C Shares (TGCIX)

Supplement dated May 28, 2015

to the Statement of Additional Information dated January 28, 2015

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1.	Under Other Information Relating to Chartwell on page 11, the following paragraph should be deleted:

Ownership distributions are paid to a portfolio manager and analyst based on the portfolio manager’s and analyst’s level and type of ownership interest(s). There are currently three types of equity: (1) straight limited partnership interests, (2) Class B share interests, and (3) phantom stock interests. In all cases, the annual ownership distributions are paid to employees based on their respective percentage equity interest(s) multiplied by total net cash distributions paid during the year.

2.	Under Westwood Management Corp. on page 13, the second paragraph, first sentence should be replaced with the following:

On February 28, 2015, the Board met to consider, among other matters, retaining Westwood as sub-investment Advisor for the Large/Mid Cap Value Fund and the Small Cap Value Fund, and after full consideration, renewed the agreements for an additional year.

3.	Under Large/Mid Cap Value Fund & Small Cap Value Fund on page 13, the first paragraph should be replaced with the following:

Westwood utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Value Fund’s portfolio.

4.	Under the Small Cap Value Fund on page 15, the first paragraph, first sentence should be replaced with the following:

Westwood utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio.

5.	Under Other Information Relating to Westwood on page 15, the table listed below should be replaced with the following:

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager
Mark R. Freeman, CFA	None	None
Lisa Dong, CFA	None	None
Scott D. Lawson, CFA	None	None
Matthew R. Lockridge	None	None
Varun V. Singh, PhD, CFA	None	None
William E. Costello, CFA	None	None
Frederic G. Rowsey, CFA	None	None

6.	Under Corecommodity Management, LLC on page 17, the first paragraph should be replaced with the following:

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and CoreCommodity Management, LLC (“CORE”), (formerly Jefferies Asset Management, LLC), dated September 27, 2011, CORE assumed responsibility as the Investment Manager to the commodities-based sleeve of the Defensive Strategies Fund. As Investment Manager, CORE provides advice and assistance to TPL in the selection of appropriate investments for the Fund’s commodities-based sleeve, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million. As of December 31, 2014, CORE managed approximately $5 billion in client assets (measured at agreed upon notional amount for managed accounts, net asset value for pooled vehicles and does not include anticipated subscriptions or redemptions in a subsequent period).

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7.	Under Defensive Strategies Commodities Sleeve on page 17, the second paragraph should be replaced with the following:

Adam De Chiara is a Co-President of CORE and the Portfolio Manager of the CORE Commodity Programs. Mr. De Chiara began his commodity career in 1991 at Goldman Sachs where he was responsible for trading the Goldman Sachs Commodity Index (“GSCI”). In 1994, Mr. De Chiara founded the commodity index group at AIG, where he designed and launched the Dow Jones - AIG Commodity Index. In 2003, Mr. De Chiara co-founded the commodities group at Jefferies. Mr. De Chiara received a BA from Harvard University and a JD from Harvard Law School.

8.	Under Other Information Relating to CoreCommodity Management, LLC on page 18, the table below should be replaced with the following:

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
CoreCommodity Management, LLC:
Adam De Chiara	4 ($412)	4 ($1,759)	16 ($2,368)	N/A	3 ($1,311)*	7 ($1,080)

*Investors in private funds have the option of selecting a performance fee.

9.	Under Other Information Relating to BHMS on page 20, the tables below should be replaced with the following:

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance- Based
Name of Sub-Advisor and Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Barrow, Hanley, Mewhinney & Strauss, LLC:
John S. Williams	3 ($548.6)	2 ($362.3)	145 ($12,387.8)	N/A	N/A	1 ($904.7)
David R. Hardin	3 ($548.6)	2($362.3)	145 ($12,387.8)	N/A	N/A	1 ($904.7)
J. Scott McDonald	3 ($548.6)	2($362.3)	145 ($12,387.8)	N/A	N/A	1 ($904.7)
Mark C. Luchsinger	3 ($548.6)	2($362.3)	145 ($12,387.8)	N/A	N/A	1 ($904.7)
Deborah A. Petruzzelli	3 ($548.6)	2($362.3)	145 ($12,387.8)	N/A	N/A	1 ($904.7)
Erik A. Olson	N/A	1 ($189.4)	N/A	N/A	N/A	N/A

Name of Person	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in all Funds Held By Portfolio Manager
John S. Williams	None	None
David R. Hardin	None	None
J. Scott McDonald	None	None
Mark C. Luchsinger	None	None
Deborah A. Petruzzelli	None	None
Erik A. Olson	None	None

10.	Under Brandes Investment Partners, LP on page 20 and 21, the member description under Emerging Markets should be replaced with the following:

Christopher	J. Garrett, CFA is Chief Executive Officer, Brandes Asia and a member of the firm’s Emerging Markets Investment Committee. He also serves as a Product Coordinator for the Emerging Markets Portfolio. Before joining Brandes, Mr. Garrett worked as a Portfolio Manager/Analyst for Dupont Capital Management and a Corporate Loan Officer for both First Interstate Bank of California and City National Bank. He earned his MBA from Columbia University’s Columbia Business School and his BS in finance from Arizona State University. Mr. Garrett has over 20 years of finance and investment experience.

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Louis	Y. Lau, CFA a limited partner of the firm’s parent company is a Senior Analyst on the Financial Institutions Research Team. In addition, he is a voting member of the Emerging Markets Investment Committee. He also serves as a Product Coordinator for the Emerging Markets Portfolio. Before joining Brandes, Mr. Lau worked in investment banking and equity capital markets for Goldman Sachs. He earned his MBA with honors in finance and accounting from the Wharton School at the University of Pennsylvania. He served as Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a U.S. small-cap value fund. Mr. Lau earned his BBA in finance with merit from the National University of Singapore and attended the University of Michigan (Ann Arbor) and New York University. He has 17 years of finance and investment experience.

11.	Under James Investment Research, Inc. on pages 22 and 23, the member description under Growth & Income Fund should be replaced with the following:

Brian Shepardson, CFA, CIC, joined James Investment Research, Inc. in 1999 and is a First Vice President and portfolio manager. He is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996 and holds a CFA charter.

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